Other commitments and contingencies, concentrations and factors that may affect future operations (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Other commitments and contingencies, concentrations and factors that may affect future operations:
Balance at beginning of year	¥ 3,036	¥ 2,201
Addition	1,641	2,021
Utilization	(947)	(1,080)
Foreign exchange impact	252	(106)
Balance at end of year	¥ 3,982	¥ 3,036